Quarterly Results of Operations (Details) (USD $)	0 Months Ended	3 Months Ended								11 Months Ended	12 Months Ended
	Mar. 11, 2011	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Quarterly Financial Information [Line Items]
Net sales		$ 126,872,000	$ 118,184,000	$ 132,505,000	$ 135,386,000	$ 138,287,000	$ 121,708,000	$ 127,734,000	$ 131,244,000		$ 512,947,000		$ 518,973,000		$ 487,508,000
Cost of sales		40,449,000	36,185,000	41,504,000	38,768,000	40,392,000	37,989,000	39,934,000	40,141,000		156,906,000	[1]	158,456,000	[1]	148,715,000	[1]
Cost of sales - restructuring		571,000	1,900,000	0	0						2,471,000		0		0
Gross profit		85,852,000	80,099,000	91,001,000	96,618,000	97,895,000	83,719,000	87,800,000	91,103,000		353,570,000		360,517,000		338,793,000
Operating expenses:
Selling, general and administrative		72,361,000	83,581,000	70,821,000	74,825,000	73,324,000	64,877,000	67,774,000	76,438,000		301,588,000	[1]	282,413,000	[1]	270,456,000	[1]
Research and development		6,331,000	6,769,000	7,807,000	9,207,000	8,902,000	8,779,000	9,784,000	9,835,000		30,114,000	[1]	37,300,000	[1]	35,691,000	[1]
Amortization of intangible assets		782,000	721,000	677,000	690,000	720,000	708,000	634,000	649,000		2,870,000		2,711,000		5,151,000
Restructuring charges		2,273,000	12,132,000	0	0	(220,000)	134,000	461,000	544,000		14,405,000		919,000		3,544,000
Total operating expenses		81,747,000	103,203,000	79,305,000	84,722,000	82,726,000	74,498,000	78,653,000	87,466,000		348,977,000		323,343,000		314,842,000
Operating income		4,105,000	(23,104,000)	11,696,000	11,896,000	15,169,000	9,221,000	9,147,000	3,637,000		4,593,000		37,174,000		23,951,000
Net (loss) income		1,163,000	(16,045,000)	6,147,000	3,592,000	8,869,000	4,650,000	4,847,000	(525,000)		(5,143,000)		17,841,000		12,131,000
Net (loss) income per share, basic		$ 0.03	$ (0.42)	$ 0.16	$ 0.09	$ 0.23	$ 0.12	$ 0.13	$ (0.01)		$ (0.13)		$ 0.47		$ 0.32
Net (loss) income per share, diluted		$ 0.03	$ (0.42)	$ 0.16	$ 0.09	$ 0.22	$ 0.12	$ 0.13	$ (0.01)		$ (0.13)		$ 0.47		$ 0.32
Charges related to U.S. government inquiries		3,400,000	5,000,000	2,400,000	2,200,000	1,300,000	900,000	600,000	8,100,000
Restructuring charges		2,800,000	14,000,000								16,876,000		919,000		3,544,000
Provision for product liability											(13,199,000)
Write off of pro-rata unamortized deferred financing fees and for bank and legal fees	4,100,000									4,100,000
PROFEMUR Titanium Modular Neck Product [Member]
Operating expenses:
Provision for product liability			$ 13,200,000

[1]	These line items include the following amounts of non-cash, stock-based compensation expense for the periods indicated: Year Ended December 31, 2011 2010 2009Cost of sales$1,412 $1,301 $1,285Selling, general and administrative7,028 9,924 10,077Research and development668 1,952 1,829